Share Capital (Tables)	12 Months Ended
Jun. 30, 2021
Share capital, reserves and other equity interest [Abstract]
Disclosure of Shares for Business Combinations, Asset Acquisitions and Strategic Investments
During the year ended June 30, 2020, the Company issued the following shares for business combinations, asset acquisitions and investment in associates:

	Note	Number of shares issued	Share capital
		#	$
Year ended June 30, 2020
Acquisition of Reliva	13(b)	2,480,810	52,380
Acquisition of intangible asset	15	209,123	5,040
		2,689,933	57,420

Disclosure of Common Shares Issued
The Company issued the following common shares under its 2019 At-the-Market (“ATM”) program (Note 30(b)):

			US$ equivalence
	Year ended June 30,		Year ended June 30,
	2021	2020	2021	2020

Gross proceeds	$284,138	$585,146	$214,662	$435,536
Commission	$5,642	$11,729	$4,298	$8,717
Net proceeds	$278,496	$573,417	$210,364	$426,819
Average gross price	$6.71	$27.85	$5.07	$20.73
Number of shares issued	42,359,118	21,009,339

Disclosure of Summary of Warrants Outstanding
Each whole warrant entitles the holder to purchase one common share of the Company. A summary of warrants outstanding is as follows:

	Warrants	Weighted average exercise price
	#	$
Balance, June 30, 2019	1,982,156	95.76
Issued	90,495	31.46
Expired	(986)	73.79
Exercised	(992,918)	109.83
Balance, June 30, 2020	1,078,747	77.36
Issued (1)	18,333,908	12.76
Exercised	(491,500)	11.14
Expired	(473,766)	48.00
Balance, June 30, 2021	18,447,389	15.68
(1) 11,500,000 and 6,600,000 warrants were issued as part of the November and January Unit Offering (Note 19(b)(iii)), respectively.

Disclosure of Warrant Derivative Liabilities
The following summarizes the warrant derivative liabilities:

				US$ equivalence
	November Offering	January Offering	Total	November Offering	January Offering	Total
	$	$	$	$	$	$
Balance, June 30, 2020	—	—	—	—	—	—
Additions	39,213	34,816	74,029	29,900	27,324	57,224
Exercise	(3,523)	—	(3,523)	(2,794)	—	(2,794)
Unrealized loss (gain) on derivative liability	23,472	(5,118)	18,354	20,620	(3,366)	17,254
Balance, June 30, 2021	59,162	29,698	88,860	47,726	23,958	71,684

Disclosure of Range of Exercise Prices of Outstanding Warrants
The following table summarizes the warrants that remain outstanding as at June 30, 2021:

Exercise Price ($)	Expiry Date	Warrants (#)
$11.11 - 16.36 (1)	January 26, 2024 - November 30, 2025	17,919,197
$112.46 - $116.09	August 9, 2023 to August 22, 2024	528,192
		18,447,389
(1)Includes the November and January Offering Warrants exercisable at US$9.00 and US$12.60, respectively.